Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Schedule of Lease Commitments under Non-Cancelable Agreements	As of June 30, 2023, the Company had following lease commitments under non-cancelable agreements:
Future Lease Payments	Operating Lease	Finance Lease	Total
July 2023 to June 2024	$822,421	$79,285	$901,706
July 2024 to June 2025	84,870	79,285	164,155
July 2025 to June 2026	29,800	79,285	109,085
July 2026 to June 2027	29,800	79,285	109,085
July 2027 to June 2028	29,800	79,285	109,085
Thereafter	1,763,343	99,106	1,862,449
Total	$2,760,034	$495,531	$3,255,565